Capital Stock (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of par value and shares authorized	Par value and shares authorized at December 31, 2017 were as follows:

	Special Stock	Common Stock

Par value	$—	$0.50
Shares authorized	25,000,000	25,000,000

Schedule of shares issued and outstanding	Shares issued and outstanding were as follows:

	Special Stock		Common Stock
December 31,	2017	2016	2017	2016

Shares issued and outstanding	—	—	10,160,021	10,160,021